THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SMIPX)

Supplement dated October 24, 2024 to the Class I Shares Prospectus dated

December 29, 2023 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION VALUE PORTFOLIO” beginning on page 59 of the Prospectus. The second paragraph of the sub-section “Adviser” beginning on page 63 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chris D. Wallis, CFA, and Sundeep Khanna. Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006. Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999. Sundeep Khanna, Portfolio Manager, joined Vaughan Nelson in 2020. Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006. Mr. Khanna has served the Portfolio as Portfolio Manager since October 2024.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SPMAX)

Supplement dated October 24, 2024 to the Class A Shares Prospectus dated

December 29, 2023 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION VALUE PORTFOLIO” beginning on page 61 of the Prospectus. The second paragraph of the sub-section “Adviser” beginning on page 65 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chris D. Wallis, CFA, and Sundeep Khanna. Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006. Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999. Sundeep Khanna, Portfolio Manager, joined Vaughan Nelson in 2020. Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006. Mr. Khanna has served the Portfolio as Portfolio Manager since October 2024.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio	(Ticker: SPMCX)

Supplement dated October 24, 2024 to the Class C Shares Prospectus dated

December 29, 2023 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION VALUE PORTFOLIO” beginning on page 61 of the Prospectus. The second paragraph of the sub-section “Adviser” beginning on page 65 of the Prospectus is deleted in its entirety and replaced with the following:

The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chris D. Wallis, CFA, and Sundeep Khanna. Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006. Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999. Sundeep Khanna, Portfolio Manager, joined Vaughan Nelson in 2020. Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006. Mr. Khanna has served the Portfolio as Portfolio Manager since October 2024.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

	Class A	Class I	Class C
Mid Capitalization Portfolio	SPMAX	SMIPX	SPMCX

Supplement dated October 24, 2024 to the Statement of Additional Information dated

December 29, 2023 of the Saratoga Advantage Trust (the “SAI”)

References to Chad D. Fargason, PhD on page 68 of the SAI are deleted and replaced with the following:

As of October 21, 2024

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Sundeep Khanna Vaughan Nelson Investment Management, LP	Mid Capitalization Portfolio	2	$1,761	0	$0	31^	$645	$2,406

^ Included in the “Other Accounts” category are accounts for which the advisory fee is based on the performance of the account (Chris Wallis: 22 accounts with combined assets of $1,096 million, Dennis Alff: 1 account with assets of $10 million, Sundeep Khanna: 1 account with assets of $10 million).

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.